Statements of Cash Flows Quarterly - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net (loss)	$ (34,059)	$ (27,230)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Decrease (Increase) in inventories	5,594	(12,748)
(Increase) in current assets		(38,366)
Increase (decrease) in accounts payable	115
Increase (decrease) in sales tax payable	16	498
Net cash used in operating activities	(28,334)	(77,846)
Cash flows from financing activities:
Issuance of common shares for cash	172,250	65,895
Net cash provided by financing activities	172,250	65,895
Net increase (decrease) in cash	143,916	(11,951)
Cash – beginning of period	89,804	133,069
Cash – end of period	$ 233,720	$ 121,118